Income taxes - Reconciliation of income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 56,474	$ 59,969
Equity loss (earnings) in affiliates and joint ventures	11,331	(15,299)
Income subject to tax	$ 67,805	$ 44,670
%
Canada statutory tax rate	15.00%	15.00%
Withholding tax	0.037	0.025
Stock-based compensation	1.90%	1.40%
Tax (recovery) expense on equity earnings in affiliates and joint ventures	(3.90%)	3.80%
Non-taxable portion of capital gain	(0.20%)	(0.20%)
Effective Income Tax Rate Reconciliation, Percent	40.10%	26.60%
$
Expected tax	$ 10,171	$ 6,701
Provincial income tax	97	5,317
Withholding tax	2,095	1,476
Stock-based compensation	1,098	810
Tax (recovery) expense on equity earnings in affiliates and joint ventures	(2,225)	2,295
Non-taxable portion of capital gain	(121)	(110)
Provision for income taxes	$ 22,640	$ 15,960
Australia
%
Foreign tax rate differential	20.70%	8.90%
Earnout adjustment	$ (646)	$ (1,317)
Non-deductible interest expense	1.40%	2.00%
Other adjustments	1.40%	(2.70%)
$
Foreign tax rate differential	$ 11,698	$ 5,339
Earnout adjustment	(1.10%)	(2.20%)
Non-deductible interest expense	$ 795	$ 1,224
Other adjustments	$ 790	$ (1,636)
USA
%
Foreign tax rate differential	(0.70%)	0.20%
Other adjustments	1.30%	2.50%
$
Foreign tax rate differential	$ (372)	$ 115
Other adjustments	$ 744	$ 1,521
Canada
%
Other adjustments	(2.60%)	(9.60%)
$
Other adjustments	$ (1,484)	$ (5,775)